Related Party Transactions (Compensation to Key Management Personnel) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Total	$ 24	$ 7
Salaries and other short-term benefits	12	10
Share-based compensation	6	(7)
Post-employment benefits	2	2
Termination benefits	$ 4	$ 2